Other Information (Schedule Of Accumulated Other Comprehensive Loss) (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Information [Abstract]
Cumulative currency translation adjustment		$ (291,520)	$ (188,920)
Cumulative unrealized gain on securities		1,397	1,101
Cumulative other adjustments		(18,467)	(8,254)
Total accumulated other comprehensive loss	$ (386,609)	$ (308,590)	$ (196,073)